UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	May 31, 2006

Date of reporting period:	November 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Municipal Reserves

Semiannual report for the period ended
November 30, 2005

Columbia Connecticut Municipal Reserves

Columbia Massachusetts Municipal Reserves

An investment in money market mutual funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds.

A description of the policies and procedures that the funds use to determine how to vote proxies and a copy of the funds' voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, is available from the SEC's website. Information regarding how the funds voted proxies relating to portfolio securities is also available from the funds' website.

The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds' Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of Columbia Funds. This material must be preceded or accompanied by a current Columbia Funds prospectus.

Columbia Management Advisors, Inc. combined with Banc of America Capital Management, LLC on September 30, 2005. At that time, the newly combined advisor underwent a name change to Columbia Management Advisors, LLC and will continue to operate as a SEC registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

Columbia Funds are distributed by Columbia Management Distributors, Inc., which is a part of Columbia Management and an affiliate of Bank of America Corporation. Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios.

The views expressed in the President's Letter reflect current views. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

President's Letter

Dear Shareholder:

Columbia Management, the asset management division of Bank of America, is in the final stages of a significant business integration effort. Over the last year, we have integrated various components of Nations Funds, Galaxy Funds and Columbia Funds, resulting in a single fund family under the Columbia name that covers a wide range of markets, sectors and asset classes. Our team of talented, seasoned investment professionals will continue to strive to achieve strong results within their investment categories. Our objective is not only to provide our shareholders with the best products, but also to enhance the breadth and availability of our services. In addition to expanding the level of services available to the funds, portfolio managers and shareholders, we have been able to achieve significant cost savings for the funds by aggregating our business.

In September, we made major inroads in the initiative to streamline our product offerings. This included merging several funds and renaming Nations Funds as Columbia Funds, as well as consolidating the Nations and Columbia web sites. Over the summer, we completed the service provider consolidation for shareholder servicing. As we work to complete the remaining product and service provider consolidations by the end of 2005, we remain committed to building a mutual fund business that helps you meet, and hopefully exceed, your personal financial goals. We value the confidence you have placed in us to assist you in managing your funds during these changing times. As with all businesses within Bank of America, we understand that your trust must be continually earned and will remain focused on producing results for you. We will continue to strive for the highest standards of performance and service excellence.

All of these efforts have been undertaken to enable you, as a shareholder, to benefit from the execution of a consolidated business plan. We believe a more streamlined fund family with consistent performance and lower fees will provide the best opportunity for investment growth. We also believe that providing more robust services to you through multiple channels (Web, phones, voice response) will be beneficial to you.

As always, we thank you for choosing Columbia Management. We look forward to helping you keep your financial goals on target in the years to come.

Sincerely,

Christopher L. Wilson
President, Columbia Funds
Head of Mutual Funds, Columbia Management

Christopher L. Wilson is Head of Mutual Funds for Columbia Management and responsible for the day-to-day delivery of mutual fund services to the firm's investors. Working closely with the legal and compliance teams, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. As President and CEO of Columbia Funds (formerly Nations, Galaxy and Columbia Funds), Chris serves as the primary interface to the Fund Boards. Chris joined Bank of America in 2004.

Table of contents

Columbia Funds

Disclosure of fund expenses	3

Investment portfolios	5

Statements of assets and liabilities	9

Statements of operations	10

Statements of changes in net assets	11

Financial highlights	12

Notes to financial statements	16

Board Consideration and Approval of Investment Advisory Agreement	22

Summary of Management Fee Evaluation by Independent Fee Consultant	25

Important information about this report	28

Columbia Connecticut
Municipal Reserves

(formerly Galaxy Connecticut Municipal Money Market Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

06/01/05-11/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Retail A Shares	1,000.00	1,000.00	1,009.58	1,021.91	3.17	3.19	0.63
G-Trust Shares	1,000.00	1,000.00	1,009.98	1,022.36	2.72	2.74	0.54

Had the investment advisor and/or administrator not waived or reimbursed a portion of the expenses, total return would have been reduced.

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

Columbia Massachusetts
Municipal Reserves

(formerly Galaxy Massachusetts Municipal Money Market Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual". Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

06/01/05-11/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Retail A Shares	1,000.00	1,000.00	1,009.88	1,022.21	2.87	2.89	0.57
G-Trust Shares	1,000.00	1,000.00	1,010.18	1,022.56	2.52	2.54	0.50

Had the investment advisor and/or administrator not waived or reimbursed a portion of the expenses, total return would have been reduced.

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

Columbia Connecticut Municipal Reserves

Investment Portfolio  November 30, 2005 (unaudited)

Par ($)		Value ($)
	Municipal Bonds — 99.7%
	Connecticut — 85.6%
2,500,000	CT ABN AMRO Munitops Certificates Trust, Series 2005, 3.090% 07/01/13(a)(b)	2,500,000
4,000,000	CT Brookfield, Series 2005, 4.000% 06/15/06	4,023,376
3,700,000	CT Development Authority: Health Care Revenue, Independent Living Program, Series 1990, LOC: JPMorgan Chase Bank 2.970% 07/01/15(b)	3,700,000
2,000,000	Industrial Development Revenue, Gerber Scientific, Inc., Series 1984, LOC: Wachovia Bank N.A. 2.970% 12/01/14(a)(b)	2,000,000
1,800,000	Pierce Memorial Baptists Home, Inc., Series 1999, LOC: LaSalle National Bank 2.970% 10/01/28(b)	1,800,000
2,600,000	Pollution Control Revenue, Central Vermont Public Service, Series 1985, LOC: Citizens Bank 2.810% 12/01/15(b)	2,600,000
5,000,000	Solid Waste Program, Rand-Whitney Containerboard LP, Series 1993, AMT, LOC: Bank of Montreal 3.010% 08/01/23(b)	5,000,000
	Water Facility Revenue:
1,250,000	Series 2004 A, AMT, LOC: Citizens Bank of Rhode Island 3.020% 07/01/28(b)	1,250,000
1,125,000	Series 2004 B, LOC: Citizens Bank of Rhode Island 2.980% 09/01/28(b)	1,125,000
4,250,000	CT Health & Educational Facilities Authority: 2.730% 12/08/05	4,250,000
3,900,000	Ascension Health, Series 1999 B, 2.960% 11/15/29(b)	3,900,000
4,000,000	Hospital of St. Raphael, Series 2004 M, LOC: KBC Bank N.V. 2.950% 07/01/24(b)	4,000,000
3,500,000	Series 2004, Insured: FGIC 3.050% 08/12/19(a)(b)	3,500,000
4,000,000	Taft School, Series 2000 E, LOC: First Union National Bank 3.000% 07/01/30(b)	4,000,000
4,000,000	University of Hartford, Series 2004 F, LOC: Citizens Bank of Rhode Island 3.040% 07/01/34(b)	4,000,000
9,000,000	CT Housing Finance Authority, Series 2005, AMT, LIQ FAC: Lehman Liquidity 3.140% 11/15/29(a)(b)	9,000,000

Par ($)		Value ($)
	Connecticut — (continued)
4,144,000	CT Manchester, Series 2005, 3.750% 07/06/06	4,169,894
7,000,000	CT New Haven, 2.900% 12/06/05	7,000,000
900,000	CT North Canaan Housing Authority, Northwestern Connecticut YMCA, Series 2001, LOC: First Union National Bank 3.030% 08/01/31(b)	900,000
2,000,000	CT Regional School District No. 005, Series 2005, 4.500% 11/29/06	2,024,074
	CT Special Tax Obligation Revenue:
1,000,000	Series 2000-1, Insured: FGIC 3.030% 09/01/20(b)	1,000,000
1,000,000	Series 2002, Insured: FSA 3.050% 10/01/09(a)(b)	1,000,000
3,045,000	Series 2003, Insured: AMBAC 3.060% 02/01/22(b)	3,045,000
	CT State:
	Series 2001 A, SPA: Landesbank Hessen-Thuringen
405,000	2.750% 02/15/21(b)	405,000
305,000	3.030% 02/15/21(b)	305,562
1,995,000	Series 2004-432, Insured: FGIC LIQ FAC: JPMorgan Chase Bank 3.060% 04/01/12(a)(b)	1,995,000
2,000,000	Series 2005, Insured: AMBAC SPA: Dexia Credit Local de France 3.050% 06/01/20(a)(b)	2,000,000
3,100,000	CT University Series 2004, Insured: MBIA SPA: Merrill Lynch Capital Services 3.050% 01/15/11(a)(b)	3,100,000
		83,592,906
	Indiana — 1.4%
1,310,000	IN Vigo County Economic Development, Monninger Corp., Series 2002, AMT, LOC: Old National Bank 3.250% 12/01/17(b)	1,310,000
	Puerto Rico — 12.7%
	PR Commonwealth of Puerto Rico Electric Power Authority:
3,000,000	Series 2002-1, Insured: MBIA LIQ FAC: Bank of New York 3.070% 07/01/20(a)(b)	3,000,000
1,780,000	Series 2005-681, Insured: FGIC LIQ FAC: JPMorgan Chase Bank 3.050% 07/01/12(a)(b)	1,780,000
4,655,000	PR Commonwealth of Puerto Rico Infrastructure Financing Authority, Series 2005-943, Insured: AMBAC LIQ FAC: PNC Bank N.A. 3.060% 01/01/23(a)(b)	4,655,000

See Accompanying Notes to Financial Statements.

Columbia Connecticut Municipal Reserves

Investment Portfolio (continued)  November 30, 2005 (unaudited)

Par ($)		Value ($)
	Puerto Rico — (continued)
	PR Commonwealth of Puerto Rico:
2,000,000	Series 2000-620, Insured: MBIA LOC: Merrill Lynch Capital Services 3.030% 07/01/16(a)(b)	2,000,000
1,000,000	Series 2004-441, Insured: MBIA LIQ FAC: JPMorgan Chase Bank 3.050% 01/01/09(a)(b)	1,000,000
		12,435,000

Total Municipal Bonds (Cost of $97,337,906)		97,337,906
Total investments (Cost of $97,337,906)(c)	99.7%	97,337,906
Other assets & liabilities, net	0.3%	278,845
Net assets	100.0%	$97,616,751

Notes to Investment Portfolio:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, these securities, which were not illiquid, amounted to $37,530,000, which represents 38.4% of net assets.

(b)  Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at November 30, 2005.

(c)  Cost for federal income tax purposes is $97,337,906.

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FSA	Financial Security Assurance, Inc.

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

SPA	Stand-By Purchase Agreement

At November 30, 2005, the Fund held investments in the following states/territories:

State/Territory	% of Total Investments
Connecticut	85.9%
Puerto Rico	12.8
Other	1.3
100.0%

See Accompanying Notes to Financial Statements.

Columbia Massachusetts Municipal Reserves

Investment Portfolio  November 30, 2005 (unaudited)

Par ($)		Value ($)
	Municipal Bonds — 98.8%
	Colorado — 0.9%
1,400,000	CO Boulder County, Boulder Medical Center, Inc., Series 1998, AMT, LOC: Wells Fargo Bank N.A. 3.200% 01/01/17(a)(b)	1,400,000
	Massachusetts — 93.9%
10,000,000	MA Boston, Series 2003 A, Insured: MBIA 2.250% 02/01/06	9,984,389
	MA Development Finance Agency:
13,500,000	2.680% 12/20/05(b)	13,500,000
6,000,000	4.000% 12/29/05	6,005,011
2,910,000	Assumption College, Series 2002 C, LOC: Sovereign Bank FSB 2.980% 03/01/32(b)	2,910,000
4,000,000	Belmont Day School, Inc., Series 2001, LOC: Sovereign Bank FSB 3.070% 07/01/31(b)	4,000,000
3,000,000	Boston College High School, Series 2003, LOC: Citizens Bank of Massachusetts 2.980% 08/01/33(b)	3,000,000
2,000,000	Elderhostel, Inc., Series 2000, LOC: Citizens Bank of Massachusetts 3.040% 08/01/30(b)	2,000,000
5,000,000	ISO New England, Inc., Series 2005, LOC: KeyBank N.A. 3.060% 02/01/32(b)	5,000,000
7,500,000	Multi-Family Revenue, Andover Portland Avenue Associates LLC, Series 2004, AMT, Insured: FNMA 3.110% 06/15/37(b)	7,500,000
1,655,000	Mystic Valley Regional Charter School, Series 2005, LOC: Sovereign Bank FSB 3.050% 06/15/08(b)	1,655,000
3,560,000	North Shore Community Arts Foundation, Inc., Series 2001, LOC: Citizens Bank of Massachusetts 3.010% 01/03/06	3,560,000
2,000,000	Young Men's Christian Association of Greater Boston, Series 2004 B, LOC: Citizens Bank of Massachusetts 3.050% 12/31/07(b)	2,000,000
3,700,000	Young Men's Christian Association of Greater Worcester, Series 2001, LOC: Banknorth N.A. 2.840% 01/01/31(b)	3,700,000

Par ($)		Value ($)
	Massachusetts — (continued)
	MA Health & Educational Facilities Authority:
1,700,000	Partners Healthcare System, Inc., Series 2003 D-4, 3.030% 07/01/38(b)	1,700,000
6,995,000	Series 2004 A-14, 3.010% 07/01/32(a)(b)	6,995,000
	MA Housing Finance Agency Housing Revenue:
4,720,000	Series 2005-982, AMT, Insured: FSA LIQ FAC: JPMorgan Chase Bank 3.080% 01/01/11(a)(b)	4,720,000
4,700,000	Series 2005 R-421, AMT, Insured: FSA LIQ FAC: Citibank N.A. 3.100% 07/01/22(a)(b)	4,700,000
5,000,000	Series 2005 T, AMT, GIC: AIG 2.700% 01/31/06	5,000,000
4,800,000	MA Industrial Finance Agency: Buckingham Browne & Nichols School, Series 1997, LOC: State Street Bank & Trust Co. 3.040% 05/01/27(a)(b)	4,800,000
2,900,000	Governor Dummer Academy, Series 1996, LOC: Citizens Bank of Massachusetts 3.040% 07/01/26(a)(b)	2,900,000
1,800,000	Series 1996, AMT, LOC: Citizens Bank of Massachusetts 3.140% 05/01/16(a)(b)	1,800,000
3,990,000	MA Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series 2004 B-04, SPA: Wachovia Bank N.A. 3.010% 07/01/21(a)(b)	3,990,000
1,770,000	MA Port Authority, Series 2005-952, Insured: AMBAC LIQ FAC: JPMorgan Chase Bank 3.060% 07/01/13(a)(b)	1,770,000
	MA Roaring Fork Municipal Products LLC:
700,000	Series 2003-10A, Insured: MBIA-IBC 3.080% 11/01/17(a)(b)	700,000
5,195,000	Series 2005-7 A, Insured: AMBAC 3.080% 07/01/27(a)(b)	5,195,000
	MA School Building Authority, Sales Tax Revenue:
5,000,000	Series 2005 R-414, Insured: MBIA LIQ FAC: Citibank N.A. 3.080% 08/15/27(a)(b)	5,000,000
160,000	Series 2005, Insured: FSA LIQ FAC: Merrill Lynch Capital Services 3.060% 08/15/25(a)(b)	160,000

See Accompanying Notes to Financial Statements.

Columbia Massachusetts Municipal Reserves

Investment Portfolio (continued)  November 30, 2005 (unaudited)

Par ($)		Value ($)
	Massachusetts — (continued)
1,675,000	MA Shrewsbury, Series 2005, 4.500% 11/22/06	1,694,773
6,180,000	MA Special Obligation, Dedicated Tax Revenue, Series 2004, Insured: FGIC 3.060% 01/01/12(a)(b)	6,180,000
	MA State:
1,300,000	2.700% 12/09/05(b)	1,300,000
1,345,000	Series 2001 B, SPA: Landesbank Hessen-Thuringen 3.060% 01/01/21(b)	1,345,000
300,000	Series 2001 C, SPA: State Street Bank & Trust Co. 3.060% 01/01/21(b)	300,000
1,000,000	Series 2003 C, 5.000% 12/01/05	1,000,000
2,045,000	Series 2004-449, Insured: AMBAC LIQ FAC: JPMorgan Chase Bank 3.050% 02/01/18(a)(b)	2,045,000
4,140,000	MA University Building Authority Facilities Revenue, Series 2004, Insured: MBIA SPA: Merrill Lynch Capital Services 3.060% 05/01/12(a)(b)	4,140,000
	MA Water Resources Authority:
5,000,000	2.750% 12/08/05(b)	5,000,000
200,000	Series 1998 D, Insured: FGIC 2.980% 11/01/26(b)	200,000
250,000	Series 2000 B, Insured: FGIC 2.980% 08/01/37(b)	250,000
375,000	Series 2000 C, Insured: FGIC 2.980% 08/01/37(b)	375,000
4,807,000	MA Winchester, Series 2005, 3.750% 07/03/06	4,835,787
		142,909,960
	Puerto Rico — 4.0%
3,000,000	PR Commonwealth of Puerto Rico Public Finance Corp., Series 2003-363, Insured: AMBAC LIQ FAC: JPMorgan Chase Bank 3.050% 12/01/19(a)(b)	3,000,000
3,000,000	PR Commonwealth of Puerto Rico, Series 2001, Insured: FSA LIQ FAC: Bank of New York 3.060% 07/01/27(a)(b)	3,000,000
		6,000,000

Total Municipal Bonds (Cost of $150,309,960)		150,309,960
Total investments (Cost of $150,309,960)(c)	98.8%	150,309,960
Other assets & liabilities, net	1.2%	1,845,316
Net assets	100.0%	$152,155,276

Notes to Investment Portfolio:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, these securities, which were not illiquid, amounted to $62,495,000, which represents 41.1% of net assets.

(b)  Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at November 30, 2005.

(c)  Cost for federal income tax purposes is $150,309,960.

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance, Inc.

IBC	Insured Bond Certificate

GIC	Guaranteed Investment Contract

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

SPA	Stand-By Purchase Agreement

At November 30, 2005, the Fund held investments in the following states/territories:

State/Territory	% of Total Investments
Massachusetts	95.1%
Other	4.9
100.0%

See Accompanying Notes to Financial Statements.

Statements of assets and liabilities  November 30, 2005 (unaudited)

	Columbia Connecticut Municipal Reserves($)(a)	Columbia Massachusetts Municipal Reserves($)(a)
Assets:
Investments, at cost	97,337,906	150,309,960
Investments, at value	97,337,906	150,309,960
Cash	3,640	4,387
Receivable for:
Investments sold	—	6,036,827
Fund shares sold	—	750
Interest	474,998	1,073,849
Deferred Trustees' compensation plan	21,672	30,134
Expense reimbursement or waiver due from Investment Advisor and/or Administrator	14,209	62,482
Total assets	97,852,425	157,518,389
Liabilities:
Payable for:
Investments purchased	—	4,991,610
Distributions	155,335	251,425
Investment advisory fee	28,213	46,449
Administration fee	6,363	10,509
Transfer agent fee	1,119	2,194
Pricing and bookkeeping fees	4,230	7,283
Trustees' fees	447	417
Audit fees	8,245	7,728
Shareholder services fees	1,766	4,583
Custody fee	2,615	2,046
Chief compliance officer expenses (See Note 4)	1,035	1,168
Deferred Trustees' fees	21,672	30,134
Other liabilities	4,634	7,567
Total liabilities	235,674	5,363,113
Net assets	97,616,751	152,155,276
Net assets consist of:
Paid-in capital	97,621,532	152,124,076
Undistributed (Overdistributed) net investment income	(4,342)	30,818
Accumulated investment gain (loss)	(439)	382
Net assets	97,616,751	152,155,276
Retail A Shares:
Net assets	25,333,490	41,147,593
Shares outstanding	25,338,881	41,115,575
Net asset value and offering price per share	1.00	1.00
G-Trust Shares:
Net assets	72,283,261	111,007,683
Shares outstanding	72,282,651	111,008,501
Net asset value and offering price per share	1.00	1.00

(a) Effective September 23, 2005, Trust Shares were redesignated as G-Trust Shares.

See Accompanying Notes to Financial Statements.

Statements of operations

For the Six Months Ended November 30, 2005 (unaudited)

	Columbia Connecticut Municipal Reserves($)(a)	Columbia Massachusetts Municipal Reserves($)(a)
Net investment income:
Income:
Interest	1,367,054	2,143,895
Dividends	13,557	19,942
Total income	1,380,611	2,163,837
Expenses:
Investment advisory fee	213,996	333,163
Administration fee	37,482	58,534
Shareholder services fee — Retail A Shares	10,274	10,734
Transfer agent fee:
Retail A Shares	3,716	5,113
G-Trust Shares	119	138
Pricing and bookkeeping fees	25,440	27,409
Trustees' fees	5,319	6,741
Custody fee	7,965	6,250
Chief compliance officer expenses (See Note 4)	2,464	2,732
Other expenses	34,621	26,806
Total expenses	341,396	477,620
Fees waived/reimbursed by Investment Advisor and/or Administrator	(32,312)	(28,021)
Fees reimbursed by Investment Advisor
Retail A Shares	(2,692)	—
G-Trust Shares	(18)	(18)
Custody earnings credit	(772)	(103)
Net Expenses	305,602	449,478
Net Investment Income	1,075,009	1,714,359
Net realized gain on Investments	—	382
Net increase resulting from operations	1,075,009	1,714,741

(a) Effective September 23, 2005, Trust Shares were redesignated as G-Trust Shares.

See Accompanying Notes to Financial Statements.

Statements of changes in net assets  November 30, 2005

	Columbia Connecticut Municipal Reserves		Columbia Massachusetts Municipal Reserves
Increase (Decrease) in Net Assets:	(unaudited) Six Months Ended November 30, 2005($)(a)	Year Ended May 31, 2005($)	(unaudited) Six Months Ended November 30, 2005($)(a)	Year Ended May 31, 2005($)
Operations
Net investment income	1,075,009	2,026,485	1,714,359	3,101,671
Net realized gain (loss) on investments	—	(439)	382	—
Net increase in net assets resulting from operations	1,075,009	2,026,046	1,714,741	3,101,671
Distributions Declared to Shareholders
From net investment income:
Retail A Shares	(236,944)	(1,319,025)	(453,136)	(1,927,207)
G-Trust Shares	(837,015)	(707,460)	(1,263,674)	(1,174,464)
Total Distributions Declared to Shareholders	(1,073,959)	(2,026,485)	(1,716,810)	(3,101,671)
Share Transactions
Retail A Shares
Subscriptions	40,687,869	332,186,241	102,551,104	796,096,340
Distributions reinvested	235,138	1,026,371	431,492	1,485,293
Redemptions	(28,641,406)	(558,278,862)	(100,419,641)	(1,042,817,641)
Net Increase (Decrease)	12,281,601	(225,066,250)	2,562,955	(245,236,008)
G-Trust Shares
Subscriptions	61,260,586	150,640,742	95,640,132	307,430,061
Distributions reinvested	—	67	—	23
Redemptions	(83,437,238)	(56,191,519)	(111,233,135)	(181,740,198)
Net Increase (Decrease)	(22,176,652)	94,449,290	(15,593,003)	125,689,886
Net Capital Share Transactions	(9,895,051)	(130,616,960)	(13,030,048)	(119,546,122)
Total Decrease in Net Assets	(9,894,001)	(130,617,399)	(13,032,117)	(119,546,122)
Net Assets
Beginning of period	107,510,752	238,128,151	165,187,393	284,733,515
End of period	97,616,751	107,510,752	152,155,276	165,187,393
Undistributed (Overdistributed) net invesment income at end of period	(4,342)	(5,392)	30,818	33,269
Changes in Shares
Retail A Shares
Subscriptions	40,687,053	332,186,241	102,501,373	796,096,340
Distributions reinvested	235,138	1,026,371	431,492	1,485,293
Redemptions	(28,641,406)	(558,278,862)	(100,419,641)	(1,042,817,641)
Net Increase (Decrease)	12,280,785	(225,066,250)	2,513,224	(245,236,008)
G-Trust Shares
Subscriptions	61,260,586	150,640,742	95,640,092	307,430,061
Distributions reinvested	—	67	—	23
Redemptions	(83,437,238)	(56,191,519)	(111,233,135)	(181,740,198)
Net Increase (Decrease)	(22,176,652)	94,449,290	(15,593,043)	125,689,886

(a) Effective September 23, 2005, Trust Shares were redesignated as G-Trust Shares.

See Accompanying Notes to Financial Statements.

Columbia Connecticut Municipal Reserves

Financial highlights

Selected data for a share outstanding throughout each period is as follows:

Retail A Shares	(unaudited) Six months ended 11/30/2005(a)		Year ended 5/31/2005	Year ended 5/31/2004	Period ended 5/31/2003(b)		Year ended 10/31/2002		Year ended 10/31/2001		Year ended 10/31/2000
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00		$1.00
Income from investment operations:
Net investment income	0.010	(c)	0.010	0.004	0.004		0.009		0.024		0.032
Less distributions declared to shareholders:
From net investment income	(0.010)		(0.010)	(0.004)	(0.004)		(0.009)		(0.024)		(0.032)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00		$1.00
Total return(d)(e)	0.96	%(f)	1.03%	0.37%	0.37	%(f)	0.88%		2.39%		3.21%
Ratios to average net assets/ supplemental data:
Expenses	0.63	%(g)(h)	0.64%	0.63%	0.63	%(h)	0.62%		0.62%		0.62%
Net investment income	1.90	%(g)(h)	0.96%	0.37%	0.64	%(h)	0.87%		2.36%		3.17%
Waiver/reimbursement	0.08	%(h)	0.03%	0.01%	—	%(h)(i)	—	%(i)	—	%(i)	0.02%
Net assets, end of period (000's)	$25,333		$13,051	$238,118	$269,559		$298,769		$273,925		$262,149

(a)  On November 18, 2005, Galaxy Connecticut Municipal Money Market Fund was reorganized as Columbia Connecticut Municipal Reserves.

(b)  The Fund changed its fiscal year end from October 31 to May 31.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Columbia Connecticut Municipal Reserves

Financial highlights (continued)

Selected data for a share outstanding throughout each period is as follows:

G-Trust Shares(a)	(unaudited) Six months ended 11/30/2005(b)		Year ended 5/31/2005		Period ended 5/31/2004(c)
Net asset value, beginning of period	$1.00		$1.00		$1.00
Income from investment operations:
Net investment income	0.010	(d)	0.011		0.001
Less distributions declared to shareholders:
From net investment income	(0.010)		(0.011)		(0.001)
Net asset value, end of period	$1.00		$1.00		$1.00
Total return(e)(f)	1.00	%(g)	1.13%		0.13	%(g)
Ratios to average net assets/supplemental data:
Expenses	0.54	%(h)(i)	0.55%		0.53	%(i)
Net investment income	1.97	%(h)(i)	1.05%		0.48	%(i)
Waiver/reimbursement	0.06	%(i)	—	%(j)	0.70	%(i)
Net assets, end of period (000's)	$72,283		$94,459		$10

(a)  Effective on September 23, 2005, Trust Shares were redesignated as G-Trust Shares.

(b)  On November 18, 2005, Galaxy Connecticut Municipal Money Market Fund was reorganized as Columbia Connecticut Municipal Reserves.

(c)  G-Trust Shares were initially offered on March 1, 2004. Per share data and total return reflect activity from that date.

(d)  Per share data was calculated using average shares outstanding during the period.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Columbia Massachusetts Municipal Reserves

Financial highlights (continued)

Selected data for a share outstanding throughout each period is as follows:

Retail A Shares	(unaudited) Six months ended 11/30/2005(a)		Year ended 5/31/2005	Year ended 5/31/2004	Period ended 5/31/2003(b)		Year ended 10/31/2002	Year ended 10/31/2001		Year ended 10/31/2000
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Income from investment operations:
Net investment income	0.010	(c)	0.011	0.004	0.004		0.010	0.026		0.033
Less distributions declared to shareholders:
From net investment income	(0.010)		(0.011)	(0.004)	(0.004)		(0.010)	(0.026)		(0.033)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Total return(d)(e)	0.99	%(f)	1.11%	0.42%	0.39	%(f)	1.02%	2.59%		3.31%
Ratios to average net assets/ supplemental data:
Expenses	0.57	%(g)(h)	0.60%	0.59%	0.58	%(h)	0.57%	0.59%		0.62%
Net investment income	1.94	%(g)(h)	1.04%	0.42%	0.67	%(h)	1.01%	2.55%		3.32%
Waiver/reimbursement	0.04	%(h)	0.02%	0.01%	—	%(h)(i)	0.01%	—	%(i)	0.01%
Net assets, end of period (000's)	$41,147		$38,586	$283,822	$411,600		$447,525	$521,739		$480,835

(a)  On November 18, 2005, Galaxy Massachusetts Municipal Money Market Fund was reorganized as Columbia Massachusetts Municipal Reserves.

(b)   The Fund changed its fiscal year end from October 31 to May 31.

(c)   Per share data was calculated using average shares outstanding during the period.

(d)   Total return at net asset value assuming all distributions reinvested.

(e)   Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)   Not annualized.

(g)   The benefits derived from custody credits had an impact of less than 0.01%.

(h)   Annualized.

(i)   Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Columbia Massachusetts Municipal Reserves

Financial highlights (continued)

Selected data for a share outstanding throughout each period is as follows:

G-Trust Shares(a)	(unaudited) Six months ended 11/30/2005(b)		Year ended 5/31/2005	Period ended 5/31/2004(c)
Net asset value, beginning of period	$1.00		$1.00	$1.00
Income from investment operations:
Net investment income	0.010	(d)	0.012	0.001
Less distributions declared to shareholders:
From net investment income	(0.010)		(0.012)	(0.001)
Net asset value, end of period	$1.00		$1.00	$1.00
Total return(e)(f)	1.02	%(g)	1.19%	0.14	%(g)
Ratios to average net assets/supplemental data:
Expenses	0.50	%(h)(i)	0.52%	0.51	%(i)
Net investment income	2.01	%(h)(i)	1.12%	0.50	%(i)
Waiver/reimbursement	0.04	%(i)	0.01%	0.01	%(i)
Net assets, end of period (000's)	$111,008		$126,602	$912

(a)  Effective on September 23, 2005, Trust Shares were redesignated as G-Trust Shares.

(b)  On November 18, 2005, Galaxy Massachusetts Municipal Money Market Fund was reorganized as Columbia Massachusetts Municipal Reserves.

(c)  G-Trust Shares were initially offered on March 1, 2004. Per share data and total return reflect activity from that date.

(d)  Per share data was calculated using average shares outstanding during the period.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

Notes to financial statements  November 30, 2005 (unaudited)

Note 1.  Organization

Columbia Funds Series Trust (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Information presented in these financial statements pertains to the following Funds (individually referred to as a "Fund", collectively referred to as the "Funds"):

Columbia Connecticut Municipal Reserves
Columbia Massachusetts Municipal Reserves

Effective November 18, 2005, Galaxy Connecticut Municipal Money Market Fund and Galaxy Massachusetts Municipal Money Market Fund were reorganized as Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves, respectively. At that time, each Fund was reorganized as a series of Columbia Funds Series Trust. Prior to November 18, 2005, each Fund was a series of the Galaxy Fund ("Galaxy").

Investment Goals: Columbia Connecticut Municipal Reserves seeks to provide current income exempt from federal income tax and the Connecticut state tax on individuals, trusts and estates. Columbia Massachusetts Municipal Reserves seeks to provide current income exempt from federal income tax and the income taxes imposed by the Commonwealth of Massachusetts. Both Funds seek relative stability of principal and liquidity.

Fund Shares: Each Fund may issue an unlimited number of shares and offers two series of shares: Retail A Shares and G-Trust Shares. Both series of shares are offered continuously at net asset value, however each series has its own expense structure. Effective September 23, 2005, the Trust Shares of the Funds were redesignated as G-Trust Shares. Retail A Shares are only available to existing shareholders of Retail A Shares.

Note 2.  Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation: Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. Investments in other investment companies are valued at net asset value.

Security Transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Joint Trading Accounts: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other affiliated funds may transfer their uninvested cash balances into one or more joint trading accounts. The assets in the joint trading accounts are invested in one or more repurchase agreements or other short-term investments. These repurchase agreements are subject to the same collateral requirements as discussed above.

Income Recognition: Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Dividend income is recorded on the ex date.

Determination of Class Net Asset Values: All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status: Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income for its tax year, and as such will not be subject to federal income taxes. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Notes to financial statements (continued)  November 30, 2005 (unaudited)

Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Note 3.  Federal Tax Information

The tax character of distributions paid during the year ended May 31, 2005 was as follows:

Tax-Exempt Income
Columbia Connecticut Municipal Reserves*	$2,026,485
Columbia Massachusetts Municipal Reserves*	3,101,671

Note 4.  Fees and Compensation Paid to Affiliates

Investment Advisory Fee: Columbia Management Advisors, LLC ("Columbia"), an indirect wholly owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Funds. Prior to September 30, 2005, Columbia Management Advisors, Inc. was the investment advisor to the Funds. On September 30, 2005, Columbia Management Advisors, Inc. merged into Banc of America Capital Management, LLC. At that time the investment advisor was then renamed Columbia Management Advisors, LLC. Columbia receives a monthly investment advisory fee at the annual rate of 0.15% of each Fund's average daily net assets.

Prior to November 23, 2005, Columbia was entitled to receive a monthly investment advisory fee from each Fund at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $750 million	0.40%
Over $750 million	0.35%

For the six months ended November 30, 2005, the annualized effective investment advisory fee rates for the Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves were 0.39% and 0.39%, respectively.

Administration Fee: Columbia provides administrative and other services to the Funds for a monthly administration fee at the annual rate of 0.10% of each Fund's average daily net assets.

Prior to November 23, 2005, Columbia was entitled to receive a monthly administration fee from each Fund based on the combined average daily net assets of the Funds and the other funds offered by Galaxy at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $30 billion	0.067%
Over $30 billion	0.050%

Prior to November 16, 2005, Columbia delegated the administrative functions to PFPC Inc. ("PFPC"), a member of PNC Financial Services Group. Columbia paid a portion of the administration fees it received to PFPC as the sub-administrator to the Trust.

For the six months ended November 30, 2005, the annualized effective administration fee rate for the Funds was 0.068%.

Pricing and Bookkeeping Fees: Columbia is responsible for providing pricing and bookkeeping services to the Funds under a pricing and bookkeeping agreement. The fees for such services are included as part of the Funds' administration fees. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the portion of its administration fee collected to State Street under the Outsourcing Agreement.

Notes to financial statements (continued)  November 30, 2005 (unaudited)

Prior to November 16, 2005, Columbia delegated its pricing and bookkeeping functions to PFPC and paid the total fees it received to PFPC as the sub-pricing and bookkeeping agent to the Funds. Columbia received a monthly fee based on the average daily net assets of each Fund at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
Under $50 million	$25,000
Over $50 million but less than $200 million	35,000
Over $200 million but less than $500 million	50,000
Over $500 million but less than $1 billion	85,000
Over $1 billion	125,000

For multiple class Funds, Columbia received an additional annual fee of $10,000 per Fund. In addition, Columbia received a fee from each Fund for pricing services based on the number of securities held by each Fund.

For the six months ended November 30, 2005, the annualized effective pricing and bookkeeping fee rates for Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves, inclusive of out-of-pocket expenses, were 0.046% and 0.032%, respectively.

Transfer Agent Fees: Columbia Management Services, Inc. (formerly Columbia Funds Services, Inc.) (the "Transfer Agent"), an affiliate of Columbia and a wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. For such services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $15.23 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. The Transfer Agent may also retain as additional compensation for its services revenues for fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the period June 13, 2005 through November 23, 2005, the Transfer Agent was entitled to receive a fee, paid monthly, at the annual rate of $20.00 per open account from each share class of the Funds. The Transfer Agent also received reimbursement for certain out-of-pocket expenses.

Prior to June 13, 2005, PFPC provided shareholder services to the Funds. Retail A Shares and G-Trust Shares of each Fund paid class-specific transfer agent charges based upon the number of shareholder accounts for each class, subject to a minimum fee of $5,000 annually per Fund. PFPC also received reimbursement for certain out-of-pocket expenses.

For the six months ended November 30, 2005, the annualized effective transfer agent fee rates for the Funds, inclusive of out of pocket fees, were as follows:

	Annualized Effective Fee Rates
Fund	Retail A Shares	G-Trust Shares
Columbia Connecticut Municipal Reserves	0.030%	—	*
Columbia Massachusetts Municipal Reserves	0.022%	—	*

*  Percentage was less than 0.0005%

Shareholder Services Fee: Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and a wholly owned subsidiary of BOA, is the principal underwriter of the Funds. On August 22, 2005, Columbia Funds Distributor, Inc. was renamed Columbia Management Distributors, Inc.

The Trust has adopted a shareholder services plan (the "Services Plan") with respect to the Retail A Shares of the Funds. The Services Plan provides compensation to institutions which provide administrative and support services to their customers

Notes to financial statements (continued)  November 30, 2005 (unaudited)

who beneficially own Retail A Shares. Payments by the Trust under the Services Plan are equal to the annual rates of 0.10% and 0.08% for Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves, respectively.

Prior to November 23, 2005, payments by the Trust under the Services Plan could not exceed an annual rate of 0.25% of the average daily net assets of the outstanding Retail A Shares of each Fund. The Trust limited payments under the Services Plan to an aggregate annual rate not to exceed 0.10% of the average daily net assets of the outstanding Retail A Shares of each Fund.

Expense Limits and Fee Reimbursements: Columbia has contractually agreed to waive fees and/or reimburse expenses through November 23, 2006 to the extent that total expenses (excluding interest expense and shareholder servicing fees) exceed the annual rate of 0.20% of each Fund's average daily net assets.

Prior to November 23, 2005, Columbia waived fees and/or reimbursed the Funds to the extent that total expenses exceeded the following percentages of average daily net assets:

Fund	Retail A shares	G-Trust shares
Columbia Connecticut Municipal Reserves	0.64%	0.55%
Columbia Massachusetts Municipal Reserves	0.60%	0.52%

Fees paid to Officers and Trustees: All officers of the Funds, with the exception of the Funds' Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. The Funds' expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Funds' Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Funds' assets.

Other: Columbia provides certain services to the Funds related to Sarbanes-Oxley compliance. For the six months ended November 30, 2005, the Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves paid fees of $862 and $912, respectively, to Columbia for such services. These amounts are included in "Other expenses" on the Statements of Operations.

Professional fees for the Funds include legal fees paid to Drinker Biddle & Reath LLP ("DB&R"). A partner of DB&R served as an officer of the Trust until September 23, 2005. For the six months ended November 30, 2005, the Funds incurred legal fees from DB&R as follows:

Fund	Fees	Unpaid at November 30, 2005
Columbia Connecticut Municipal Reserves	$6,090	$1,404
Columbia Massachusetts Municipal Reserves	4,019	2,275

Note 5.  Shares of Beneficial Interest

As of November 30, 2005, the Funds had shareholders whose shares were beneficially owned by participant accounts over which Bank of America and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity in these accounts may have a significant effect on the operations of the Funds. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

Fund	Number of Shareholders	% of Shares Outstanding Held
Columbia Connecticut Municipal Reserves	1	79.0%
Columbia Massachusetts Municipal Reserves	1	73.0

Notes to financial statements (continued)  November 30, 2005 (unaudited)

As of November 30, 2005, several of the Funds had shareholders that held greater than 5% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds.

Fund	Number of Shareholders	% of Shares Outstanding Held
Columbia Connecticut Municipal Reserves	3	97.3%
Columbia Massachusetts Municipal Reserves	2	97.6

Note 6.  Disclosure of Significant Risks and Contingencies

Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves invest primarily in debt obligations issued, respectively, by the State of Connecticut and the Commonwealth of Massachusetts, and their respective political subdivisions, agencies and public authorities to obtain funds for various purposes. The Funds are more susceptible to economic and political factors adversely affecting issuers of each respective state's specific municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

The Funds each hold certain investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default, or that are supported by a letter of credit. Each of the Fund's insurers is rated Aaa by Moody's Investor Services Inc.. At November 30, 2005, investments supported by private issuers that represent greater than 5% of the total investments of the Fund are as follows:

Columbia Connecticut Municipal Reserves
Ambac Assurance Corp.	10.0%
MBIA Insurance Corp.	9.3%
Financial Guaranty Insurance Co.	8.5%
Citizens Bank of Rhode Island	6.5%
Bank of Montreal	5.1%
First Union National Bank	5.0%
Columbia Massachusetts Municipal Reserves
MBIA Insurance Corp.	13.2%
Citizens Bank of Massachusetts	10.2%
Ambac Assurance Corp.	8.0%
Sovereign Bank FSB	5.7%
Financial Security Assurance, Inc.	5.2%
Federal National Mortgage Association	5.0%

Legal Proceedings: On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc., (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce certain Columbia Funds (including the former Nations Funds) and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Notes to financial statements (continued)  November 30, 2005 (unaudited)

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the funds' independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the funds or their shareholders cannot currently be determined.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").

The derivative cases purportedly brought on behalf of the Columbia Funds in the MDL have been consolidated under the lead case. The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, the removal of the trustees of the Columbia Funds, removal of the Columbia Group, disgorgement of all management fees and monetary damages.

On March 21, 2005, purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia Funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005.

Board Consideration and Approval of Investment Advisory Agreements

The Advisory Fees and Expenses Committee of the Board of Trustees meets one or more times annually, usually in late summer, to review the advisory agreements (collectively, the "Agreements") of the funds for which the Trustees serve as trustees or directors (each a "fund") and determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. In addition, the Board, including the Independent Trustees, considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with the heads of each investment area within Columbia. The Trustees also meet with selected fund portfolio managers at various times throughout the year. The Trustees receive and review all materials that they, their legal counsel or Columbia, the funds' investment adviser, believe to be reasonably necessary for the Trustees to evaluate the Agreements and determine whether to approve the continuation of the Agreements. Those materials generally include, among other items, (i) information on the investment performance of each fund relative to the performance of peer groups of mutual funds and the fund's performance benchmarks, (ii) information on each fund's advisory fees and other expenses, including information comparing the fund's expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints," (iii) sales and redemption data, (iv) information about the profitability of the Agreements to Columbia, and potential "fall-out" or ancillary benefits that Columbia and its affiliates may receive as a result of their relationships with the funds and (v) information obtained through Columbia's response to a questionnaire prepared at the request of the Trustees by counsel to the funds and independent legal counsel to the Independent Trustees. The Trustees also consider other information such as (vi) Columbia's financial results and financial condition, (vii) each fund's investment objective and strategies and the size, education and experience of Columbia's investment staffs and their use of technology, external research and trading cost measurement tools, (viii) the allocation of the funds' brokerage, if any, including allocations to brokers affiliated with Columbia and the use of "soft" commission dollars to pay fund expenses and to pay for research products and services, (ix) Columbia's resources devoted to, and its record of compliance with, the funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies, (x) Columbia's response to various legal and regulatory proceedings since 2003 and (xi) the economic outlook generally and for the mutual fund industry in particular. In addition, the Trustees confer with their independent fee consultant and review materials relating to the Agreements that the independent fee consultant provides. Throughout the process, the Trustees have the opportunity to ask questions of and request additional materials from Columbia and to consult independent legal counsel to the Independent Trustees.

The Board of Trustees most recently approved the continuation of the Agreements at its October, 2005 meeting, following meetings of the Advisory Fees and Expenses Committee held in August, September, and October, 2005. In considering whether to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each weighed various factors as he or she deemed appropriate. The Trustees considered the following matters in connection with their approval of the continuation of the Agreements: The nature, extent and quality of the services provided to the funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by Columbia and its affiliates to the funds and the resources dedicated to the funds by Columbia and its affiliates. Among other things, the Trustees considered (i) Columbia's ability, including its resources, compensation programs for personnel involved in fund management, reputation and other attributes, to attract and retain highly qualified research, advisory and supervisory investment professionals; (ii) the portfolio management services provided by those investment professionals; and (iii) the trade execution services provided on behalf of the funds. For each fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering exposure to a variety of asset classes and investment disciplines and providing for a variety of fund and shareholder services. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the continuation of the Agreements. Investment performance of the funds and Columbia. The Trustees reviewed information about the performance of each fund over various time periods, including information prepared by an independent third party that compared the performance of each fund to the performance of peer groups of mutual funds and performance benchmarks. The Trustees also reviewed a description of the third party's methodology for identifying each fund's peer

Board Consideration and Approval of Investment Advisory Agreement (continued)

group for purposes of performance and expense comparisons. The Trustees also considered additional information that the Advisory Fees and Expenses Committee requested from Columbia relating to funds that presented relatively weaker performance and/or relatively higher expenses. In the case of each fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods, the Trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the fund's Agreements. Those factors varied from fund to fund, but included one or more of the following: (i) that the fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the fund's investment strategy and policies and that the fund was performing as expected, given market conditions and the fund's investment strategy; (iii) that the fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; (iv) that Columbia had taken or was taking steps designed to help improve the fund's investment performance, including, but not limited to, replacing portfolio managers or modifying investment strategies; (v) that the fund's advisory fee had recently been, or was proposed to be, reduced, with the goal of helping the fund's net return to shareholders become more competitive; and (vi) that other fund expenses, such as transfer agency or fund accounting fees, have recently been reduced, with the goal of helping the fund's net return to shareholders become more competitive. The Trustees also considered Columbia's performance and reputation generally, the funds' performance as a fund family generally, and Columbia's historical responsiveness to Trustee concerns about performance and Columbia's willingness to take steps intended to improve performance. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of each fund and Columbia was sufficient, in light of other considerations, to warrant the continuation of the Agreements. The costs of the services provided and profits realized by Columbia and its affiliates from their relationships with the funds. The Trustees considered the fees charged to the funds for advisory services as well as the total expense levels of the funds. That information included comparisons (provided both by management and by an independent third party) of the funds' advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by Columbia to comparable accounts. In considering the fees charged to comparable accounts, the Trustees took into account, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual funds and distribute mutual fund shares. In evaluating each fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the fund. The Trustees considered reductions in advisory fee rates, implementation of advisory fee breakpoints, institution of advisory fee waivers, and reductions of expense caps, which benefited a number of the funds. Furthermore, the Trustees considered the projected impact on expenses resulting from the overall cost reductions that management anticipated would result from the shift to a common group of service providers for transfer agency, fund accounting and custody services for mutual funds advised by Bank of America affiliates. The Trustees also noted management's stated justification for the fees charged to the funds, which included information about the performance of the funds, the services provided to the funds and management's view as to why it was appropriate that some funds bear advisory fees or total expenses greater than their peer group medians. The Trustees also considered the compensation directly or indirectly received by Columbia and its affiliates from their relationships with the funds. The Trustees reviewed information provided by management as to the profitability to Columbia and its affiliates of their relationships with the funds, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant funds, the expense levels of the funds, and whether Columbia had implemented breakpoints and/or expense caps with respect to the funds.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the funds were fair and reasonable, and that the costs of the advisory services generally, and the related profitability to Columbia and its affiliates of their relationships with the funds, supported the continuation of the Agreements.

Board Consideration and Approval of Investment Advisory Agreement (continued)

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by Columbia to each fund and whether those economies were shared with the fund through breakpoints in the investment advisory fees or other means, such as expense waivers. The Trustees noted that many of the funds benefited from breakpoints, expense caps, or both. In considering those issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to Columbia and its affiliates of their relationships with the funds, as discussed above. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the funds supported the continuation of the Agreements.

Other Factors. The Trustees also considered other factors, which included but were not limited to the following:

•  the extent to which each fund had operated in accordance with its investment objective and its record of compliance with its investment restrictions, and the compliance programs of the funds and Columbia. They also considered the compliance-related resources that Columbia and its affiliates were providing to the funds.

•  the nature, quality, cost and extent of administrative and shareholder services performed by Columbia and its affiliates, both under the Agreements and under separate agreements for the provision of transfer agency and administrative services.

•  so-called "fall-out benefits" to Columbia, such as the engagement of its affiliates to provide distribution, brokerage and transfer agency services to the funds, and the benefits of research made available to Columbia by reason of brokerage commissions generated by the funds' securities transactions, as well as possible conflicts of interest associated with those fall-out and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor those possible conflicts of interest.

•  the draft report provided by the independent fee consultant, which included information about and analysis of the funds' fees, expenses and performance.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel and the independent fee consultant, the Trustees, including the Independent Trustees, approved the continuance of each of the Agreements through November 30, 2006.

Summary of Management Fee Evaluation By Independent Fee Consultant

Prepared Pursuant to the February 9, 2005 Assurance of Discontinuance

between the Office of Attorney General of New York State and

Columbia Management Advisors, Inc. and Columbia Funds Distributor, Inc.

October 11, 2005

I. OVERVIEW

Columbia Management Advisors, Inc. ("CMA") and Columbia Funds Distributors, Inc. ("CFD") (CFD together with CMA referred to herein as Columbia Management Group or "CMG1"), entered into an agreement with the New York Attorney General's Office in the form of an Assurance of Discontinuance (the "AOD"). The AOD stipulated that CMA would be permitted to manage or advise the Columbia Funds only if the Independent Members (as such term is defined in the AOD) of the Columbia Funds' Board of Trustees/Directors (collectively the "Trustees") appointed a Senior Officer or an Independent Fee Consultant ("IFC") who, among other things, is to manage the process by which management fees are negotiated. On May 15, 2005, the Independent Members of the Board appointed me as the IFC for the Columbia Funds. This report is the annual written evaluation of the Columbia Funds for 2005 that I have prepared in my capacity as IFC, as required by the AOD.

A. Duties of the Independent Fee Consultant

As part of the AOD, the Independent Members of the Columbia Funds' Board of Trustees/Directors agreed to retain an independent fee consultant who was to participate in the management fee negotiation process. The IFC is charged with "... duties and responsibilities [that] include managing the process by which proposed management fees (including, but not limited to, advisory fees) to be charged the Columbia Fund[s] are negotiated so that they are negotiated in a manner which is at arms length and reasonable and consistent with this Assurance of Discontinuance." However, the IFC does not replace the Trustees in their role of negotiating management and other fees with CMG and its affiliates. In particular, the AOD states that "Columbia Advisors may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees of the Columbia Fund using ... an annual independent written evaluation prepared by or under the direction of the ... Independent Fee Consultant...." This report, pursuant to the AOD, constitutes the "annual independent written evaluation prepared by or under the direction of the... Independent Fee Consultant."

The AOD requires the IFC report to consider at least the following:

a) Management fees (including any components thereof ) charged by other mutual fund companies for like services;

b) Management fees (including any components thereof ) charged to institutional and other clients of CMA for like services;

c) Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit;

d) Profit margins of CMA and its affiliates from supplying such services;

e) Possible economies of scale as the CMA fund grows larger; and

f ) The nature and quality of CMA services, including Columbia Funds' performance.

This report is designed to assist the Board in evaluating the 2005 contract renewal for Columbia Funds. In addition, this report points out areas where the Board may deem additional information and analysis to be appropriate over time.

B. Sources of Information Used in My Evaluation

I have requested data from CMG and various third party industry data sources or independent research companies that work in the mutual fund arena. The following list generally describes the types of information I requested.

1. I collected data on performance, management fees, and expense ratios of both Columbia Funds and comparable non- Columbia Funds. The sources of this information were CMG, Lipper Inc. ("Lipper") and Morningstar Inc. ("Morningstar"). While Lipper and Morningstar each selected a different group of peer funds it deemed appropriate against which to measure the relative performance and fees of Columbia Funds, I conducted an independent review of the appropriateness of each peer group.

1  Prior to the date of this report, CMA merged into an affiliated entity, Banc of America Capital Management, LLC ("BACAP"), and BACAP then changed its name to Columbia Management Advisors, LLC which carries on the business of CMA, and CFD changed its name to Columbia Management Distributors, Inc.

Summary of Management Fee Evaluation By Independent Fee Consultant (continued)

2. I reviewed data on CMG's expense and profitability that I obtained from CMA directly.

3. I have reviewed data on the organizational structure of CMG in general.

4. I collected information on profitability from Strategic Insight Mutual Fund Research and Consulting, LLC ("Strategic Insight"). I used this third-party independent research as an additional method to gauge the accuracy of the data collected in (2) above.

5. I conducted interviews with various CMG staff, including members of the senior management team, legal staff, heads of affiliates, portfolio managers, and financial personnel.

6. I reviewed current 2005 Section 15(c) material provided to the Board and material presented to the Board in the 2004 fee and performance evaluation.

7. I have reviewed various academic research papers, industry publications, and other available literature dealing with mutual fund operations, profitability, and other issues. In addition, I have reviewed SEC releases and studies of mutual fund expenses.

8. I have reviewed documents pertaining to recent mutual fund litigation in general and publicly available information about litigation where CMG has been involved.

In addition, I have engaged NERA Economic Consulting ("NERA") and independent consultant Dr. John Rea to assist me in data management and analysis. Both NERA and Dr. Rea have extensive experience in the mutual fund industry through consulting, government positions, or industry trade groups that provide unique insights and special knowledge pertaining to my independent analysis of fees, performance, and profitability. I have also retained Shearman & Sterling LLP as outside counsel to advise me in connection with my review.

C. Qualifications and Independence

I am the Walter H. Carpenter Chair and Professor of Finance at Babson College. Before this I was the Chief Economist of the U.S. Securities and Exchange Commission. I have no material relationship with Bank of America or CMG aside from acting as IFC, and am aware of no relationship with any of their affiliates....

II. EVALUATION OF THE GENERAL PROCESS USED TO NEGOTIATE THE ADVISORY CONTRACT

A. General Considerations

My analysis considered all factors and information I reviewed on the finances and operations of Columbia Funds. I gave each factor an appropriate weight in my overall findings, and no single factor was in itself the sole criterion for a finding or conclusion. My objective was to assess all of the information provided and conduct a robust evaluation of Columbia Funds' operations, fees, and performance.

My analysis and thought processes will and, I believe, should, differ in certain ways from the processes used by Trustees in their evaluation of the management agreements. In particular, because of my technical and quantitative background, I may use techniques and data that Trustees have not previously felt would be useful. I view this supplemental analysis as appropriate because my role is to assist Trustees in their decisions, and to the extent that I bring new ideas or analysis to the evaluation, I believe this improves the process by which management fees for the Columbia Funds may be negotiated in accordance with the AOD.

Finally, as part of my role as IFC, I have, from time to time, sent to Trustees additional papers and reports produced by third parties that I felt had bearing on the fee negotiation process. I viewed these materials as educational in nature and felt they would aid Trustees in placing their work in context.

B. CMG Management Interviews

As a starting point of my analysis, I have met with members of CMG staff to gain an understanding of the organizational structure and personnel involved in running the Columbia fund family.

I have had general discussions and have received information about the management structure of CMG. My conversations with management have been informative. In addition, I have participated in Board meetings where Trustees and management have discussed issues relating to management agreements and performance of Columbia Funds.When I felt it was appropriate, I added my opinions on particular matters, such as fund performance or fee levels, to the discussion.

C. Trustees' Fee and Performance Evaluation Process

After making initial requests for information, members of the Trustees of the Columbia Funds met in advance of the October Section 15(c) contract approval meeting to review certain fee, performance and other data for the Columbia Funds and to ask questions and make requests of management. Trustees have developed a process to evaluate the fee and expense levels and performance of Columbia Funds. This process is used to highlight those funds that have been performing poorly, may have had higher management fees or expense ratios, or both.

Summary of Management Fee Evaluation By Independent Fee Consultant (continued)

The process involves providing instructions to Lipper to prepare specific data analyses tailored to the Trustees review framework. These instructions include highlighting funds that hit one or more fee performance "screens." The six screens the Trustees use are as follows:

a. 5th Lipper quintile in actual management fee;

b. 5th Lipper quintile in total expense ratio;

c. Three or more 5th Lipper quintile rankings in the 1-, 3-, 5- or 10-year performance rankings;

d. Sum of the Lipper Quintile Rank (1-year performance) and the Lipper Quintile Rank (actual management fee) totals a number equal to or higher than 8;

e. Sum of the Lipper Quintile Rank (1-year performance) and the Lipper Quintile Rank (total expense ratio) totals a number equal to or higher than 8; and

f. Sum of the Lipper Quintile Rank (3-year performance) and the Lipper Quintile Rank (total expense ratio) totals a number equal to or higher than 8.

If a fund hits one or more of these screens, it is highlighted for additional review by the Trustees. This method is only used as an aid for Trustees to highlight funds and is not the sole test of whether the Board will determine to take particular actions concerning fees or performance. Funds that have not been flagged by this screen also may be singled out for fee and performance reasons, and the Trustees may determine not to take action with respect to the fees or performance of funds that have been flagged by the screen. These screens contribute to the basis for discussions on Trustees' views on the Columbia Funds.

III. FINDINGS

My findings based on my work as IFC are as follows:

1. The Trustees have the relevant information necessary to form an opinion on the reasonableness of fees and evaluate the performance of the Columbia Funds. The process the Trustees used in preparing to reach their determination has been open and informative. In my view, the 2005 process by which the management fees of the Columbia Funds have been negotiated thus far has been, to the extent practicable, at arm's length and reasonable and consistent with the AOD.

2. Columbia Funds demonstrated a range of performance relative to their peers. I find that across the fund complex, 54.26 percent of Columbia Funds have performance higher than the median of their respective Lipper performance universe, and 42.55 percent of Columbia Funds have performance higher than the median of their respective Lipper performance group. In addition, Lipper performance universe and group comparison showed that Columbia Funds were distributed roughly evenly across these quintiles. The Trustees have worked with management to address issues of funds that have demonstrated consistent or significant underperformance.

3. Columbia Funds demonstrate a range of management fees and expense ratios relative to their peers. I find that across the fund complex, 58.51 percent of Columbia Funds have expenses below the median of their Lipper expense universe, and 53.19 percent of Columbia Funds have expenses below the median of their Lipper expense group. In addition, Lipper expense universe and group comparisons show that Columbia Funds are distributed roughly evenly across these quintiles. The Trustees have taken steps to limit shareholder expenses for certain funds having management fees significantly above their peers, often though the use of fee waivers to which CMG has agreed. Consolidation of various funds and fund families managed by CMG has resulted in substantial savings in non-advisory expenses.

4. Profitability to CMG of the individual funds ranges widely, but the overall profitability to CMG of its relationship with the Columbia Funds appears to fall within a reasonable range. The method of cost allocation to funds is addressed in the material provided by CMG to the Trustees, but additional information may be necessary to make a judgment on fund level profitability. My review of profitability and cost allocation is ongoing, and I plan to continue to develop my views with regard to fund level profitability.

5. Columbia Funds have instituted fee schedules with breakpoints designed to enable investors to benefit from fund economies of scale, although 71% of the funds have not yet reached their first breakpoint. My analysis of the appropriateness of the breakpoint levels, which I expect will take into account the cost and profitability of the individual funds, is ongoing. My work is ongoing and my views may develop over time in light of new information and analysis.

Respectfully submitted,

Erik R. Sirri

IMPORTANT INFORMATION ABOUT THIS REPORT

  Columbia Funds

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800-345-6611

Distributor

Columbia Management Distributors, Inc.
One Financial Center
Boston MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street
Boston MA 02110

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Municipal Reserves. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the funds and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the funds use to determine how to vote proxies and a copy of the funds' voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the funds voted proxies relating to portfolio securities is also available from the funds' website.

The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds' Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A. merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

COLUMBIA FUNDS

Growth funds	Columbia Acorn Fund

Columbia Acorn Select

Columbia Acorn USA

Columbia Growth Stock Fund

Columbia Large Cap Growth Fund

Columbia Marsico 21st Century Fund

Columbia Marsico Focused Equities Fund

Columbia Marsico Growth Fund

Columbia Marsico Mid Cap Growth Fund

Columbia Mid Cap Growth Fund

Columbia Small Cap Growth Fund I

Columbia Small Cap Growth Fund II

Columbia Small Company Equity Fund

Columbia Tax-Managed Growth Fund

Core funds	Columbia Common Stock Fund

Columbia Large Cap Core Fund

Columbia Small Cap Core Fund

Columbia Young Investor Fund

Value funds	Columbia Disciplined Value Fund

Columbia Dividend Income Fund

Columbia Large Cap Value Fund

Columbia Mid Cap Value Fund

Columbia Small Cap Value Fund I

Columbia Small Cap Value Fund II

Columbia Strategic Investor

Asset Allocation/ Hybrid funds	Columbia Asset Allocation Fund Columbia Asset Allocation Fund II

Columbia Balanced Fund

Columbia Liberty Fund

Columbia LifeGoalTM Balanced Growth Portfolio

Columbia LifeGoalTM Growth Portfolio

Columbia LifeGoalTM Income Portfolio

Columbia LifeGoalTM Income and Growth Portfolio

Columbia Thermostat Fund

Index funds	Columbia Large Cap Enhanced Core Fund

Columbia Large Cap Index Fund

Columbia Mid Cap Index Fund

Columbia Small Cap Index Fund

Specialty funds	Columbia Convertible Securities Fund

Columbia Real Estate Equity Fund

Columbia Technology Fund

Columbia Utilities Fund

Global/ International funds	Columbia Acorn International Columbia Acorn International Select

Columbia Global Value Fund

Columbia Greater China Fund

Columbia International Stock Fund

Columbia International Value Fund

Columbia Marsico International Opportunities Fund

Columbia Multi-Advisor International Equity Fund

Columbia World Equity Fund

Taxable Bond funds	Columbia Conservative High Yield Fund

Columbia Core Bond Fund

Columbia Federal Securities Fund

Columbia High Income Fund

Columbia High Yield Opportunity Fund

Columbia Income Fund

Columbia Intermediate Bond Fund

Columbia Intermediate Core Bond Fund

Columbia Short Term Bond Fund

Columbia Strategic Income Fund

Columbia Total Return Bond

Columbia U.S. Treasury Index Fund

Tax-Exempt Bond funds	Columbia California Tax-Exempt Fund Columbia California Intermediate Municipal Bond Fund

Columbia Connecticut Tax-Exempt Fund

Columbia Connecticut Intermediate Municipal Bond Fund

Columbia Florida Intermediate Municipal Bond Fund

Columbia Georgia Intermediate Municipal Bond Fund

Columbia High Yield Municipal Fund

Columbia Intermediate Municipal Bond Fund

Columbia Massachusetts Intermediate Municipal Bond Fund

Columbia Massachusetts Tax-Exempt Fund

Columbia Maryland Intermediate Municipal Bond Fund

Columbia Municipal Income Fund

Columbia North Carolina Intermediate Municipal Bond Fund

Columbia New York Intermediate Municipal Bond Fund

Columbia New York Tax-Exempt Fund

Columbia New Jersey Intermediate Municipal Bond Fund

Columbia Oregon Intermediate Municipal Bond Fund

Columbia Rhode Island Intermediate Municipal Bond Fund

Columbia South Carolina Intermediate Municipal Bond Fund

Columbia Short Term Municipal Bond Fund

Columbia Tax-Exempt Fund

Columbia Tax-Exempt Insured Fund

Columbia Texas Intermediate Municipal Bond Fund

Columbia Virginia Intermediate Municipal Bond Fund

Money Market funds	Columbia Cash Reserves

Columbia California Tax-Exempt Reserves

Columbia Connecticut Municipal Reserves

Columbia Government Reserves

Columbia Government Plus Reserves

Columbia Massachusetts Municipal Reserves

Columbia Money Market Reserves

Columbia Municipal Reserves

Columbia New York Tax-Exempt Reserves

Columbia Prime Reserves

Columbia Tax-Exempt Reserves

Columbia Treasury Reserves

Please consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. Contact us at 800-345-6611 for a prospectus which contains this and other important information about the fund. Read it carefully before you invest.

For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A., merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

SHC-44/92807-1105(01/06) 05/9107

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 25, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	January 25, 2006